INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2017
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2016	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,030	1,077	44	10,151
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	797	3,961	-	4,758
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,484	2,213	-	3,697
Southcon Development Sdn Bhd.	30.00%	224	(116)	-	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	452	(452)	-	-
		$11,987	6,683	44	18,714

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,387	-	-	2,387
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,631	-	-	1,631
Zhejiang Sanxin Technology Co., Ltd.	6.00%	90	-	-	90
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,108	-	-	4,108

June 30, 2017	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology. Co., Ltd.	30.00%	$22,737	1,773	-	24,510
China Techenergy Co., Ltd.	40.00%	8,847	2,503	43	11,393
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	781	4,262	-	5,043
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,454	2,241	-	3,695
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,654	(159)	-	2,495
Southcon Development Sdn Bhd.	30.00%	210	(104)	-	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	442	(442)	-	-
		$37,125	10,074	43	47,242

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,338	-	-	2,338
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,598	-	-	1,598
Zhejiang Sanxin Technology Co., Ltd.	6.00%	88	-	-	88
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,024	-	-	4,024